9 CAPITAL STOCK: Schedule of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Classification
Financing Warrants - Outstanding	6,188,688	25,408,646	25,408,646
Financing Warrants Outstanding, Weighted Average Exercise Price	$ 0.13	$ 0.37	$ 0.37
Financing Warrants - Exercised			0
Financing Warrants Exercised, Weighted Average Exercise Price			$ 0
Financing Warrants - Expired	(6,188,688)	(11,492,158)	0
Financing Warrants Expired, Weighted Average Exercise Price	$ 0.13	$ 0.63	$ 0
Financing Warrants - Outstanding	0	6,188,688	25,408,646
Financing Warrants Outstanding, Weighted Average Exercise Price	$ 0	$ 0.13	$ 0.37
Financing Warrants - Expired		(7,727,800)
Financing Warrants Expired, Weighted Average Exercise Price		$ 0.20
Liability Classification
Financing Warrants - Outstanding	0	0	258,000
Financing Warrants Outstanding, Weighted Average Exercise Price	$ 0	$ 0	$ 0.15
Financing Warrants - Exercised			(158,000)
Financing Warrants Exercised, Weighted Average Exercise Price			$ 0.15
Financing Warrants - Expired	0	0	(100,000)
Financing Warrants Expired, Weighted Average Exercise Price	$ 0	$ 0	$ 0.15
Financing Warrants - Outstanding	0	0	0
Financing Warrants Outstanding, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Financing Warrants - Expired		0
Financing Warrants Expired, Weighted Average Exercise Price		$ 0